Consolidated Balance Sheets (USD $)	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Current assets:
Cash and cash equivalents	$ 560,430,000	$ 712,332,000	$ 166,456,000	$ 87,021,000	$ 59,690,000
Restricted cash	5,696,000	537,000		38,000	16,000
Marketable securities			196,025,000	218,789,000	170,648,000
Accounts receivable, less reserves of $6,396 and $6,516 respectively	409,333,000	318,712,000	61,098,000	57,767,000	54,739,000
Accounts receivable - other			6,808,000	3,446,000	5,493,000
Inventories	367,191,000	230,544,000	90,889,000	77,886,000	66,416,000
Deferred income tax	11,715,000	39,607,000	8,529,000	8,188,000	13,634,000
Prepaid income taxes	69,845,000	10,098,000
Prepaid expenses			14,154,000	11,555,000	14,665,000
Prepaid expenses and other current assets	44,301,000	31,070,000
Other current assets			7,510,000	4,967,000	5,148,000
Other current assets-assets held-for-sale	94,503,000		228,000
Total current assets	1,563,014,000	1,342,900,000	551,469,000	469,619,000	390,433,000
Property and equipment, at cost:
Land	51,430,000	8,883,000
Buildings and improvements	156,665,000	58,937,000
Equipment and software	296,776,000	223,403,000
Equipment under customer usage agreements	249,692,000	172,614,000
Furniture and fixtures	21,495,000	12,401,000
Leasehold improvements	71,943,000	43,554,000
Property and equipment, gross	848,001,000	519,792,000	406,170,000	398,296,000	367,295,000
Less accumulated depreciation and amortization	(340,003,000)	(281,126,000)	(228,563,000)	(222,215,000)	(206,432,000)
Property and equipment, net	507,998,000	238,666,000	177,607,000	176,081,000	160,863,000
Marketable securities, net of current portion			88,713,000	62,237,000	259,317,000
Intangible assets, net	4,301,250,000	2,090,807,000	101,140,000	106,619,000	120,270,000
Property, plant and equipment, net	507,998,000	238,666,000	177,607,000	176,081,000	160,863,000
Capitalized software, net			18,856,000	16,992,000	13,981,000
Patents, net			11,233,000	11,758,000	12,450,000
Goodwill	3,942,779,000	2,290,330,000	140,398,000	140,404,000	150,308,000
Other assets	162,067,000	46,077,000	11,748,000	11,257,000
License, manufacturing access fees and other assets, net			59,751,000	61,738,000	60,175,000
Total assets	10,477,108,000	6,008,780,000	1,149,167,000	1,045,448,000	1,167,797,000
Current liabilities:
Accounts payable	87,223,000	63,467,000	20,220,000	12,000,000	14,614,000
Accrued expenses	372,381,000	325,327,000
Accrued salaries and employee benefits			24,611,000	28,795,000	26,825,000
Other accrued expenses	53,981,000	36,504,000	15,976,000	12,846,000	13,935,000
Income tax payable			285,000	1,857,000	634,000
Short-term borrowings			248,000,000	248,000,000	240,000,000
Deferred revenue	129,688,000	120,656,000	1,369,000	1,238,000	1,166,000
Current portion of long-term debt	64,435,000
Other current liabilities-assets held-for-sale	7,622,000
Total current liabilities	661,349,000	509,450,000	310,461,000	304,736,000	297,174,000
Long-term debt, net of current portion	4,971,179,000	1,488,580,000
Non-current income tax payable			10,384,000	10,019,000	8,315,000
Deferred income tax liabilities	1,771,585,000	957,426,000	19,271,000	19,283,000	29,775,000
Deferred service obligations-long-term	13,714,000	9,467,000	4,038,000	3,237,000	2,500,000
Other long-term liabilities	98,250,000	106,962,000	7,296,000	7,831,000	6,654,000
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value per share; 20,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value per share; 200,000,000 shares authorized, 45,905,363 and 45,008,879 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	2,656,000	2,625,000	5,000	5,000	5,000
Additional paid-in capital	5,396,657,000	5,303,713,000	81,289,000	23,650,000	195,820,000
Accumulated deficit	(2,443,554,000)	(2,369,920,000)	719,175,000	677,000,000	626,876,000
Accumulated other comprehensive (loss) income	6,790,000	1,995,000	(2,752,000)	(313,000)	678,000
Treasury stock, at cost-219 shares	(1,518,000)	(1,518,000)
Total stockholders' equity	2,961,031,000	2,936,895,000	797,717,000	700,342,000	823,379,000
Total liabilities and stockholders' equity	$ 10,477,108,000	$ 6,008,780,000	$ 1,149,167,000	$ 1,045,448,000	$ 1,167,797,000